Financial Assets And Financial Liabilities - Summary Of Movement In The Derivative Warrant Liabilities (Detail) - EUR (€)	3 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	[1]	Dec. 31, 2019	[1]
Disclosure in tabular form of movement in warrant liabilities [line items]
Issuance of Public and Private Warrants on Transaction date				€ 14,490,846
Class of warrants or rights excercised during the period value.				(192,637)
Exchange differences		€ (6,082,108)	€ 258,109	1,026,204	€ (69,715)		€ (102,994)
Public warrants [member]
Disclosure in tabular form of movement in warrant liabilities [line items]
Euros, Beginning balance	€ 0	€ 24,886,138
Number of warrants, Beginning balance (Shares)	0	5,705,972
Issuance of Public and Private Warrants on Transaction date	€ 5,674,622
Issuance of Public and Private Warrants on Transaction date (Shares)	5,750,000
Change in fair value of derivative warrant liabilities	€ 19,404,153	€ (15,689,507)
Exchange differences		2,090,259
Euros, Ending balance	€ 24,886,138	€ 9,881,824		€ 24,886,138
Number of warrants, Ending balance (Shares)	5,705,972	5,259,507		5,705,972
Private warrants [member]
Disclosure in tabular form of movement in warrant liabilities [line items]
Euros, Beginning balance	€ 0	€ 58,365,574
Number of warrants, Beginning balance (Shares)	0	8,933,333
Issuance of Public and Private Warrants on Transaction date	€ 8,816,224
Issuance of Public and Private Warrants on Transaction date (Shares)	8,933,333
Change in fair value of derivative warrant liabilities	€ 49,549,350	€ (46,661,252)
Exchange differences		5,261,798
Euros, Ending balance	€ 58,365,574	€ 16,690,450		€ 58,365,574
Number of warrants, Ending balance (Shares)	8,933,333	8,883,333		8,933,333
Public warrants and private placement warrants [member]
Disclosure in tabular form of movement in warrant liabilities [line items]
Euros, Beginning balance	€ 0	€ 83,251,712
Number of warrants, Beginning balance (Shares)	0	14,639,305
Issuance of Public and Private Warrants on Transaction date	€ 14,490,846
Issuance of Public and Private Warrants on Transaction date (Shares)	14,683,333
Change in fair value of derivative warrant liabilities	€ 68,953,503	€ (62,350,759)
Exchange differences		7,352,057
Euros, Ending balance	€ 83,251,712	€ 26,572,274		€ 83,251,712
Number of warrants, Ending balance (Shares)	14,639,305	14,142,840		14,639,305
Public Warrants exercised on 23 November 2021 [member] | Public warrants [member]
Disclosure in tabular form of movement in warrant liabilities [line items]
Class of warrants or rights excercised during the period value.	€ (188,262)
Class of warrants or excercised during the period (Shares)	(43,028)
Public Warrants exercised on 23 November 2021 [member] | Public warrants and private placement warrants [member]
Disclosure in tabular form of movement in warrant liabilities [line items]
Class of warrants or rights excercised during the period value.	€ (188,262)
Class of warrants or excercised during the period (Shares)	(43,028)
Public Warrants exercised on 21 December 2021 [member] | Public warrants [member]
Disclosure in tabular form of movement in warrant liabilities [line items]
Class of warrants or rights excercised during the period value.	€ (4,375)
Class of warrants or excercised during the period (Shares)	(1,000)
Public Warrants exercised on 21 December 2021 [member] | Public warrants and private placement warrants [member]
Disclosure in tabular form of movement in warrant liabilities [line items]
Class of warrants or rights excercised during the period value.	€ (4,375)
Class of warrants or excercised during the period (Shares)	(1,000)
Public Warrants exercised on 11 January 2022 [member] | Public warrants [member]
Disclosure in tabular form of movement in warrant liabilities [line items]
Class of warrants or rights excercised during the period value.		€ (471,609)
Class of warrants or excercised during the period (Shares)		(141,808)
Public Warrants exercised on 11 January 2022 [member] | Private warrants [member]
Disclosure in tabular form of movement in warrant liabilities [line items]
Class of warrants or rights excercised during the period value.		€ (275,670)
Class of warrants or excercised during the period (Shares)		(50,000)
Public Warrants exercised on 11 January 2022 [member] | Public warrants and private placement warrants [member]
Disclosure in tabular form of movement in warrant liabilities [line items]
Class of warrants or rights excercised during the period value.		€ (747,279)
Class of warrants or excercised during the period (Shares)		(191,808)
Public Warrants exercised on 1 February 2022 [member] | Public warrants [member]
Disclosure in tabular form of movement in warrant liabilities [line items]
Class of warrants or rights excercised during the period value.		€ (933,384)
Class of warrants or excercised during the period (Shares)		(304,635)
Public Warrants exercised on 1 February 2022 [member] | Public warrants and private placement warrants [member]
Disclosure in tabular form of movement in warrant liabilities [line items]
Class of warrants or rights excercised during the period value.		€ (933,384)
Class of warrants or excercised during the period (Shares)		(304,635)
Public Warrants exercised on 23 March 2022 [member] | Public warrants [member]
Disclosure in tabular form of movement in warrant liabilities [line items]
Class of warrants or rights excercised during the period value.		€ (73)
Class of warrants or excercised during the period (Shares)		(22)
Public Warrants exercised on 23 March 2022 [member] | Public warrants and private placement warrants [member]
Disclosure in tabular form of movement in warrant liabilities [line items]
Class of warrants or rights excercised during the period value.		€ (73)
Class of warrants or excercised during the period (Shares)		(22)

[1]	The amounts included in the consolidated statements of profit or loss and other comprehensive income for the year ended 31 December 2020 and 2019 have not been restated, with the exception of EPS, please see note 6.